Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 6 – Subsequent Events

Effective October 19, 2017, the Company effected a 1-for-20 reverse stock split of its common stock (which reduced the issued and outstanding shares of common stock from 16,641,822 shares to 832,235 shares) and its Series A Preferred Stock (which reduced the issued and outstanding shares of Series A Preferred Stock from 2,500,000 shares to 125,000 shares). The accompanying financial statements retroactively reflect this reverse stock split.

From October 1, 2017 to December 12, 2017, we sold a total of 1,757,500 Common Units (see Note 4) to 8 investors at a price of $0.20 per Unit for gross proceeds of $351,500.

In November 2017, the Company paid $99,200 to an investor relations firm for services rendered for the Company.

On December 12, 2017, the Board of Directors approved the issuance of 2,000,000 common shares of the Company’s $0.001 par value common stock to Gary Rojewski, the CEO of the Company from June 2, 2014 to December 27, 2017 (when he resigned for personal reasons). Although the stock was issued for past services rendered, Mr. Rojewski elected to purchase this common stock at par value or $2,000.

On December 12, 2017, the Board of Directors approved the issuance of 2,000,000 Series A Preferred Shares of the Company’s $0.001 par value to Berkeley Clinic, LC an Arizona Limited Liability Company. Berkeley Clinic elected to purchase this preferred stock at par value or $2,000.

NOTE 8 – SUBSEQUENT EVENTS

The Company filed a Definitive Information Statement on September 15, 2017 to announce a 1 for 20 reverse stock split. The reverse stock split is scheduled to take place in October, 2017, based on final approval from FINRA.

In September, 2017, the Company began conducting a Private Offering, with accredited investors to help fund the Company. The Company is offering up to 3,750,000 Common Units at a price of $0.20 per Unit. Each Unit consists of one share of post reverse stock split common stock, one Class A warrant exercisable at $0.30 per share of post reverse stock split common stock, one Class B warrant exercisable at $0.40 per share of post reverse stock split common stock and one Class C warrant exercisable at $0.60 per share of post reverse stock split common stock. The Offering provides that Berkeley Clinic, LC (holder of 1,500,000 shares of Common Stock and 2,500,000 shares of Series A Preferred Stock) will maintain the same 63.6% voting control of the Company that it held prior to the Offering. The offering and sale of the Units in this Offering are intended to be exempt from registration under the Act by virtue of Section 4(2) of the Act, and Rule 506. As of the end of September, 2017, the Company has raised approximately $200,000.

On September 17, 2017, the Company incorporated LCNS in Nevada as a wholly owned subsidiary to conduct different business operations than the Company.